UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   18-Jul-02

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          118

Form 13F Information Table Value Total:      $119,371

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3985 124534.381SH      SOLE                 1725.000        122809.381
                                                               148 4630.000 SH       DEFINED 0001091923                     4630.000
AOL Time Warner, Inc.          COM              00184A105       15 1047.000 SH       SOLE                                   1047.000
                                                               309 21000.000SH       DEFINED 0001091923                    21000.000
Abbott Laboratories            COM              002824100      373 9900.000 SH       SOLE                                   9900.000
                                                                72 1900.000 SH       DEFINED 0001091923                     1900.000
Amerada Hess Corp.             COM              023551104     2081 25225.000SH       SOLE                  890.000         24335.000
                                                               116 1405.000 SH       DEFINED 0001091923                     1405.000
American Express Co.           COM              025816109     2707 74522.223SH       SOLE                 1520.000         73002.223
                                                                63 1730.000 SH       DEFINED 0001091923                     1730.000
American Intl Grp.             COM              026874107      414 6061.000 SH       SOLE                                   6061.000
                                                               100 1459.000 SH       DEFINED 0001091923                     1459.000
Amgen                          COM              031162100      404 9650.000 SH       SOLE                                   9650.000
                                                                21  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3721 74425.000SH       SOLE                 1460.000         72965.000
                                                               152 3045.000 SH       DEFINED 0001091923                     3045.000
Auto Data Processing           COM              053015103      712 16350.000SH       SOLE                                  16350.000
                                                                61 1400.000 SH       DEFINED 0001091923                     1400.000
BP Amoco ADR                   COM              055622104      106 2092.000 SH       SOLE                                   2092.000
                                                               134 2646.000 SH       DEFINED 0001091923                     2646.000
Bank New York, Inc.            COM              064057102     2907 86140.698SH       SOLE                 1920.000         84220.698
                                                                30  900.000 SH       DEFINED 0001091923                      900.000
Bank of America Corp.          COM              060505104      229 3259.000 SH       SOLE                                   3259.000
                                                              1619 23016.000SH       DEFINED 0001091923                    23016.000
Bellsouth Corp.                COM              079860102      420 13324.659SH       SOLE                                  13324.659
                                                                94 2987.000 SH       DEFINED 0001091923                     2987.000
Block (H. & R.)                COM              093671105     2489 53935.000SH       SOLE                 1125.000         52810.000
                                                                10  225.000 SH       DEFINED 0001091923                      225.000
Boeing Company                 COM              097023105      201 4466.000 SH       SOLE                                   4466.000
Cintas Corp.                   COM              172908105     1012 20475.000SH       SOLE                                  20475.000
                                                                79 1600.000 SH       DEFINED 0001091923                     1600.000
Citigroup, Inc.                COM              172967101      200 5159.999 SH       SOLE                                   5159.999
                                                                64 1656.000 SH       DEFINED 0001091923                     1656.000
Coca Cola Company              COM              191216100      378 6753.589 SH       SOLE                                   6753.589
                                                               310 5532.000 SH       DEFINED 0001091923                     5532.000
Colgate Palmolive              COM              194162103     3776 75446.320SH       SOLE                 1250.000         74196.320
                                                               120 2390.000 SH       DEFINED 0001091923                     2390.000
Disney (Walt) Holding Co.      COM              254687106      114 6031.830 SH       SOLE                                   6031.830
                                                                75 3980.000 SH       DEFINED 0001091923                     3980.000
Electronic Data Systems, Corp. COM              285661104      227 6120.000 SH       SOLE                                   6120.000
Emerson Electric Company       COM              291011104      490 9150.000 SH       SOLE                                   9150.000
                                                                32  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      733 17909.000SH       SOLE                                  17909.000
                                                               562 13728.000SH       DEFINED 0001091923                    13728.000
First Data                     COM              319963104     1070 28750.000SH       SOLE                                  28750.000
                                                                71 1900.000 SH       DEFINED 0001091923                     1900.000
Franklin Resources, Inc.       COM              354613101     2774 65062.347SH       SOLE                 1265.000         63797.347
                                                                66 1550.000 SH       DEFINED 0001091923                     1550.000
General Electric Co.           COM              369604103     5083 174978.800SH      SOLE                 2300.000        172678.800
                                                               477 16405.000SH       DEFINED 0001091923                    16405.000
GlaxoSmithKline ADR            COM              37733W105      785 18200.000SH       SOLE                                  18200.000
                                                               133 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102      620 16875.000SH       SOLE                                  16875.000
                                                               396 10778.000SH       DEFINED 0001091923                    10778.000
IBM Corp.                      COM              459200101      335 4652.346 SH       SOLE                                   4652.346
                                                               137 1905.000 SH       DEFINED 0001091923                     1905.000
Intel Corp                     COM              458140100     2510 137358.779SH      SOLE                 3445.000        133913.779
                                                                59 3245.000 SH       DEFINED 0001091923                     3245.000
Jefferson Pilot Corp.          COM              475070108     3571 75977.395SH       SOLE                 1660.000         74317.395
                                                                89 1900.000 SH       DEFINED 0001091923                     1900.000
Johnson & Johnson              COM              478160104      251 4800.000 SH       SOLE                                   4800.000
Kimberly Clark Corp            COM              494368103     2986 48165.000SH       SOLE                  850.000         47315.000
                                                               123 1985.000 SH       DEFINED 0001091923                     1985.000
Kraft Foods, Inc.              COM              50075N104     3183 77720.000SH       SOLE                 1560.000         76160.000
                                                               169 4125.000 SH       DEFINED 0001091923                     4125.000
Marriott Intl Inc New CL A     COM              571903202      390 10237.000SH       SOLE                                  10237.000
McGraw-Hill Inc.               COM              580645109     4260 71349.724SH       SOLE                 1375.000         69974.724
                                                               109 1830.000 SH       DEFINED 0001091923                     1830.000
Medtronic Inc.                 COM              585055106      311 7250.000 SH       SOLE                                   7250.000
                                                                52 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107     1295 25575.808SH       SOLE                  295.000         25280.808
                                                                11  225.000 SH       DEFINED 0001091923                      225.000
Microsoft Corp.                COM              594918104     3132 57261.000SH       SOLE                 1150.000         56111.000
                                                                37  675.000 SH       DEFINED 0001091923                      675.000
Minnesota Mining & Mfg.        COM              604059105      212 1720.930 SH       SOLE                                   1720.930
                                                                12  100.000 SH       DEFINED 0001091923                      100.000
OM Group Inc.                  COM              670872100     1052 16975.000SH       SOLE                   75.000         16900.000
                                                                26  425.000 SH       DEFINED 0001091923                      425.000
Paychex, Inc.                  COM              704326107     2131 68120.148SH       SOLE                  850.000         67270.148
                                                                74 2350.000 SH       DEFINED 0001091923                     2350.000
PepsiCo Inc.                   COM              713448108     3349 69471.000SH       SOLE                 1400.000         68071.000
                                                               559 11600.000SH       DEFINED 0001091923                    11600.000
Pfizer Inc.                    COM              717081103     5235 149561.853SH      SOLE                 3085.000        146476.853
                                                               439 12545.000SH       DEFINED 0001091923                    12545.000
Pitney-Bowes Inc.              COM              724479100      544 13700.000SH       SOLE                                  13700.000
                                                                71 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1280 14331.000SH       SOLE                                  14331.000
                                                               107 1200.000 SH       DEFINED 0001091923                     1200.000
SBC Communications             COM              78387g103     1946 63798.616SH       SOLE                 1435.000         62363.616
                                                               159 5225.000 SH       DEFINED 0001091923                     5225.000
Schlumberger Ltd.              COM              806857108     2941 63240.511SH       SOLE                 1255.000         61985.511
                                                                84 1805.000 SH       DEFINED 0001091923                     1805.000
Southern Company               COM              842587107     3271 119378.305SH      SOLE                 2165.000        117213.305
                                                               303 11065.000SH       DEFINED 0001091923                    11065.000
Stryker Corp.                  COM              863667101     5152 96290.000SH       SOLE                 1360.000         94930.000
                                                               162 3025.000 SH       DEFINED 0001091923                     3025.000
Telefonos De Mexico SA ADR Rep COM              879403780      453 14110.000SH       SOLE                  450.000         13660.000
                                                                10  300.000 SH       DEFINED 0001091923                      300.000
Texas Instruments Inc.         COM              882508104      654 27579.066SH       SOLE                  700.000         26879.066
                                                                25 1045.000 SH       DEFINED 0001091923                     1045.000
Tidewater, Inc.                COM              886423102     2106 63980.703SH       SOLE                 1670.000         62310.703
                                                                60 1835.000 SH       DEFINED 0001091923                     1835.000
Transocean Sedco Forex, Inc.   COM              G90078109     1508 48425.045SH       SOLE                 1350.000         47075.045
                                                                30  950.000 SH       DEFINED 0001091923                      950.000
United Technologies Corp.      COM              913017109     4427 65195.730SH       SOLE                 1245.000         63950.730
                                                               154 2275.000 SH       DEFINED 0001091923                     2275.000
Unizan Financial Corp.         COM              91528W101      313 14603.000SH       SOLE                                  14603.000
Verizon Communications         COM              92343V104      636 15836.000SH       SOLE                                  15836.000
                                                               130 3230.000 SH       DEFINED 0001091923                     3230.000
Vishay Intertechnology         COM              928298108     2258 102630.000SH      SOLE                 2625.000        100005.000
                                                                50 2290.000 SH       DEFINED 0001091923                     2290.000
Wachovia Corp New              COM              929903102       46 1200.000 SH       SOLE                                   1200.000
                                                               283 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     7095 128978.798SH      SOLE                 2085.000        126893.798
                                                               164 2975.000 SH       DEFINED 0001091923                     2975.000
Walgreen Company               COM              931422109     3037 78610.097SH       SOLE                 1680.000         76930.097
                                                               256 6620.000 SH       DEFINED 0001091923                     6620.000
Wyeth                          COM              983024100      219 4278.000 SH       SOLE                                   4278.000
